Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]

Year Ended December 31, 2024
	Young-Davidson	Island Gold	Magino[3]	Mulatos[1]	Corporate /other[2]	Total
Operating revenues	$415.3	$363.1	$81.2	$487.3	—	$1,346.9
Cost of sales
Mining and processing	178.4	87.7	55.8	197.0	—	518.9
Royalties	6.2	3.2	2.0	2.4	—	13.8
Amortization	77.3	41.3	16.1	83.7	—	218.4
	261.9	132.2	73.9	283.1	—	751.1
Expenses
Exploration	3.0	5.0	0.7	13.1	4.9	26.7
Corporate and administrative	—	—	—	—	32.6	32.6
Share-based compensation	—	—	—	—	31.7	31.7
Reversal of impairment	(57.1)	—	—	—	—	(57.1)
Earnings (loss) from operations	$207.5	$225.9	$6.6	$191.1	($69.2)	$561.9
Finance expense						(3.8)
Foreign exchange gain						8.0
Unrealized loss on commodity derivatives						(24.2)
Other loss						(39.7)
Earnings before income taxes						$502.2

Year Ended December 31, 2023
	Young-Davidson	Mulatos[1]	Island Gold	Corporate/other[2]	Total
Operating revenues	$355.3	$420.2	$247.8	—	$1,023.3
Cost of sales
Mining and processing	166.2	188.4	82.7	—	437.3
Royalties	5.3	2.2	2.7	—	10.2
Amortization	76.7	75.3	38.2	—	190.2
	248.2	265.9	123.6	—	637.7
Expenses
Exploration	2.9	9.9	3.7	1.7	18.2
Corporate and administrative	—	—	—	27.6	27.6
Share-based compensation	—	—	—	21.7	21.7
Earnings (loss) from operations	$104.2	$144.4	$120.5	($51.0)	$318.1
Finance expense					(2.5)
Foreign exchange gain					1.9
Unrealized loss on commodity derivatives					(0.9)
Other loss					(22.9)
Earnings before income taxes					$293.7
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
3. The results for Magino are for Alamos’ ownership period from July 12, 2024 to December 31, 2024.
(b) Segment assets and liabilities

	Total Assets		Total liabilities
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Young-Davidson	$1,758.6	$1,693.2	$459.8	$381.8
Island Gold	1,683.1	1,453.6	534.5	476.4
Magino	1,073.5	—	37.9	—
Mulatos [1]	540.9	631.5	160.4	172.7
Corporate/other [2]	280.0	222.9	559.3	46.8
Total assets and liabilities	$5,336.1	$4,001.2	$1,751.9	$1,077.7
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation